Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2022
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2022 and September 30, 2022 consists of the following:

	Millions of yen
	March 31, 2022	September 30, 2022
Equity securities *	¥560,643	¥577,333
Trading debt securities	2,503	2,948
Available-for-sale debt securities	2,174,891	2,215,540
Held-to-maturity debt securities	114,312	115,461

Total	¥2,852,349	¥2,911,282

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥154,984 million as of March 31, 2022 and September 30, 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥96,836 million as of March 31, 2022 and September 30, 2022, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥11,709 million and ¥14,714 million as of March 31, 2022 and September 30, 2022, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2022 and September 30, 2022, and for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	March 31, 2022			Six months ended September 30, 2021		Three months ended September 30, 2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥58,723	¥(13,880)	¥401	¥(19)	¥48	¥(19)	¥12

	Millions of yen
	September 30, 2022			Six months ended September 30, 2022		Three months ended September 30, 2022
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥70,296	¥(13,737)	¥1,328	¥(368)	¥896	¥(278)	¥27

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2022 and September 30, 2022 are as follows:
March 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥905,004	¥0	¥5,178	¥(77,569)	¥832,613
Japanese prefectural and foreign municipal bond securities	333,449	(132)	2,482	(10,195)	325,604
Corporate debt securities	873,178	0	10,014	(33,632)	849,560
CMBS and RMBS in the Americas	29,349	0	112	(729)	28,732
Other asset-backed securities and debt securities	135,445	(21)	5,456	(2,498)	138,382

	2,276,425	(153)	23,242	(124,623)	2,174,891

Held-to-maturity debt securities:
Japanese government bond securities and other	114,312	0	21,129	0	135,441

	¥2,390,737	¥(153)	¥44,371	¥(124,623)	¥2,310,332

September 30, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥986,444	¥0	¥3,476	¥(194,045)	¥795,875
Japanese prefectural and foreign municipal bond securities	388,286	(156)	736	(26,144)	362,722
Corporate debt securities	895,483	0	12,131	(85,948)	821,666
CMBS and RMBS in the Americas	45,298	0	29	(2,193)	43,134
Other asset-backed securities and debt securities	199,027	(16)	5,581	(12,449)	192,143

	2,514,538	(172)	21,953	(320,779)	2,215,540

Held-to-maturity debt securities:
Japanese government bond securities and other	115,461	0	15,525	(104)	130,882

	¥2,629,999	¥(172)	¥37,478	¥(320,883)	¥2,346,422

Summary of rollforward of allowance for credit losses
The following table presents a rollforward of the allowance for credit losses for the six months ended September 30, 2021 and 2022:

	Millions of yen
	Six months ended September 30, 2021
	Foreign municipal bond securities	Total
Beginning	¥120	¥120
Increase (Decrease) from the effects of changes in foreign exchange rates	1	1

Ending	¥121	¥121

	Millions of yen
	Six months ended September 30, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(5)	(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	24	0	24

Ending	¥156	¥16	¥172

The following table presents a rollforward of the allowance for credit losses for the three months ended September 30, 2021 and 2022:

	Millions of yen
	Three months ended September 30, 2021
	Foreign municipal bond securities	Total
Beginning	¥120	¥120
Increase (Decrease) from the effects of changes in foreign exchange rates	1	1

Ending	¥121	¥121

	Millions of yen
	Three months ended September 30, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥147	¥16	¥163
Increase (Decrease) from the effects of changes in foreign exchange rates	9	0	9

Ending	¥156	¥16	¥172

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and September 30, 2022, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	46,391	(3,818)	236,472	(10,327)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,543	(995)	37,432	(1,524)	103,975	(2,519)

	¥854,045	¥(43,059)	¥779,685	¥(81,717)	¥1,633,730	¥(124,776)

September 30, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥235,080	¥(55,161)	¥505,054	¥(138,884)	¥740,134	¥(194,045)
Japanese prefectural and foreign municipal bond securities	255,170	(17,989)	60,292	(8,311)	315,462	(26,300)
Corporate debt securities	407,682	(45,126)	195,657	(40,822)	603,339	(85,948)
CMBS and RMBS in the Americas	28,609	(1,326)	13,206	(867)	41,815	(2,193)
Other asset-backed securities and debt securities	106,329	(5,921)	41,913	(6,544)	148,242	(12,465)

	¥1,032,870	¥(125,523)	¥816,122	¥(195,428)	¥1,848,992	¥(320,951)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and September 30, 2022, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	43,338	(3,686)	233,419	(10,195)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,489	(974)	37,432	(1,524)	103,921	(2,498)

	¥853,991	¥(43,038)	¥776,632	¥(81,585)	¥1,630,623	¥(124,623)

September 30, 2022
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥235,080	¥(55,161)	¥505,054	¥(138,884)	¥740,134	¥(194,045)
Japanese prefectural and foreign municipal bond securities	255,170	(17,989)	56,680	(8,155)	311,850	(26,144)
Corporate debt securities	407,682	(45,126)	195,657	(40,822)	603,339	(85,948)
CMBS and RMBS in the Americas	28,609	(1,326)	13,206	(867)	41,815	(2,193)
Other asset-backed securities and debt securities	106,270	(5,905)	41,913	(6,544)	148,183	(12,449)

	¥1,032,811	¥(125,507)	¥812,510	¥(195,272)	¥1,845,321	¥(320,779)